Segment reporting	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Segment reporting
5.  Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the tables below are stated in million US dollar, except volume (million hls).

	North America			Middle Americas			South America			EMEA			Asia Pacific

	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

Volume	86	90	103	150	149	148	161	162	164	94	90	91	84	93	89

Revenue	14 655	15 072	16 566	17 072	16 348	14 180	12 423	12 040	11 599	9 003	8 589	8 120	6 196	6 824	6 532

Profit from operations	4 350	3 607	5 220	6 809	6 201	5 219	3 012	2 838	2 620	1 765	1 461	1 478	1 222	1 451	1 431

Net finance income/(expense)

Share of results of associates

Exceptional share of results of associates

Income tax expense

Profit

Segment assets (non-current)	62 292	62 931	63 379	66 586	74 160	66 262	12 820	14 791	14 297	27 951	29 302	30 918	10 952	11 980	12 397

Gross capex	454	530	695	1 168	1 371	1 319	702	830	1 001	668	906	1 011	379	498	496

FTE¹	16 492	17 950	20 040	45 630	48 069	52 355	34 639	36 267	40 589	19 979	21 011	21 306	21 483	24 992	24 331

	Global Export and Holding companies			AB InBev Worldwide

	2024	2023	2022	2024	2023	2022

Volume	-	-	1	576	585	595

Revenue	418	508	790	59 768	59 380	57 786

Profit from operations	(1 671)	(1 592)	(1 451)	15 487	13 966	14 517

Net finance income/(expense)				(5 353)	(5 102)	(4 148)

Share of results of associates				329	295	299

Exceptional share of results of associates				104	(35)	(1 143)

Income tax expense				(3 152)	(2 234)	(1 928)

Profit				7 416	6 891	7 597

Segment assets (non-current)	3 036	2 808	2 505	183 637	195 973	189 758

Gross capex	492	504	638	3 863	4 638	5 160

FTE¹	5 662	6 251	6 572	143 885	154 540	165 193
For the year ended 31 December 2024, net revenue from the beer business amounted to 52 718m US dollar (2023: 52 645m US dollar; 2022: 51 544m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 7 050m US dollar (2023: 6 735m US dollar; 2022: 6 242m US dollar). Additionally, for 2024, net revenue from the company’s business in the United States amounted to
12 792
m US dollar (2023:
13 168
m US dollar; 2022:
14 580
m US dollar) and net revenue from the company’s business in Brazil amounted to
9 063
m US dollar (2023:
9 257
m US dollar; 2022:
8 256
m US dollar).
On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 692m US dollar (2023: 606m US dollar; 2022: 632m US dollar) and non-current
assets located in the country of domicile represented 2 331m US dollar (2023: 2 341m US dollar; 2022: 2 533m US dollar).

1
The 2022 presentation was amended to conform to the 2023 and 2024 presentation.